Segmented Information	12 Months Ended
Jan. 31, 2023
Segmented Information.
Segmented Information

Note 22 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Revenues
United States	307,102	242,086	211,232
Europe, Middle-East and Africa	126,942	128,990	94,163
Canada	34,547	36,116	29,388
Asia Pacific	17,423	17,498	13,881
	486,014	424,690	348,664

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Revenues
License	8,385	5,060	5,054
Services	435,734	378,494	309,731
Professional services and other	41,895	41,136	33,879
	486,014	424,690	348,664

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31,	January 31,
	2023	2022
Total long-lived assets
United States	138,007	102,649
Europe, Middle-East and Africa	32,921	43,922
Canada	63,414	84,943
Asia Pacific	6,900	8,912
	241,242	240,426